Ordinary Shares	12 Months Ended
Dec. 31, 2023
Ordinary Shares [Abstract]
Ordinary Shares

13. Ordinary Shares
The Company was incorporated in the Cayman Islands on November 27, 2014 by NetEase. Upon its incorporation, 1 ordinary share was issued at a par value of US$1 per share. On February 3, 2015, the Company performed a share split to 10,000 shares at a par value of US$0.0001 per share. On March 7, 2018, the Company issued 65,377,160 shares to NetEase with a total consideration of US$7. This issuance to NetEase was treated as an in substance 10,000 to 65,387,160 share split. All ordinary shares and per share information are adjusted retroactively for all periods presented to reflect the share split in March 2018.
On March 28, 2018, the Company issued 26,612,840
shares to the holding vehicle of previous noncontrolling shareholders in Youdao Information in exchange for their shareholding interests in Youdao Information (Note 1).
In October 2019, the Company completed the IPO on NYSE, by which, the Company sold a total of 5,600,000 ADSs, each representing one of our Class A ordinary shares, par value US$0.0001 per share. In addition, the Company issued 7,352,941 Class A ordinary shares for a total consideration of US$125.0 million in connection with concurrent private placements to certain investment funds managed by Orbis Investment Management Limited, at US$17.00 per share. The Company received total net proceeds of approximately US$213.2 million after deducting US$7.0 million of underwriter commissions and relevant offering expenses. Immediately prior to the completion of the IPO, all the ordinary shares held by NetEase and certain key founders were converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of outstanding preferred shares were automatically converted into 6,814,815 Class A ordinary shares. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.
On February 10, 2021, the Company completed the
follow-on
public offering on NYSE, by which, the Company sold a total of 7,000,000 ADSs, each representing one of our Class A ordinary shares, par value US$0.0001 per share. The Company received total net proceeds of approximately US$231.6 million after deducting US$6.4 million of underwriter commissions and relevant offering expenses.
As of December 31, 2022 and 2023, the Company had 122,735,337 and 119,087,554 ordinary shares issued and outstanding, respectively.